Note 11 - Supplementary information (Detail) - Accounts Payable and Accrued Liabilities (CAD)	Dec. 31, 2012	Dec. 31, 2011
Trade accounts payable	801,701	1,284,737
Accrued Liabilities, Other	342,193	555,934
	3,776,287	3,972,551
Research and Development Accruals [Member]
Accrued Liabilities, Other	308,917	228,942
License Fee Accruals [Member]
Accrued Liabilities, Other	1,641,585
Professional Fee Accruals [Member]
Accrued Liabilities, Other	599,058	1,669,838
Restructuring Cost Accruals [Member]
Accrued Liabilities, Other	34,999	36,134
Deferred Lease Inducements [Member]
Accrued Liabilities, Other	47,834	196,966